INVENTORIES, NET	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
6.	INVENTORIES, NET

Inventories consisted of the following:

	As of March 31,
	2017	2018
	$	$

Raw materials	1,914	2,112
Work in progress	71	116
Finished goods	280	705
	2,265	2,933

Slow moving inventories amounting to $25, $41 and $45 were written off during the years ended March 31, 2016, 2017 and 2018, respectively.